Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,491,940)	$ (2,124,936)	$ (5,758,369)	$ (7,039,155)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Issuance and amortization of common stock for services			245,145	130,000
Issuance of convertible promissory notes for services				310,000
(Gain) loss on settlements, net		(14,421)	(14,101)	18,585
Foreign currency transaction loss (gain)	535,150	280,707	690,748	694,614
Depreciation expense	636	529	2,306	2,225
Amortization of debt discounts	104,406	217,928	389,673	853,459
Change in fair value of derivative liabilities	(518,956)	1,971,116	2,472,146	7,612
Gain on extinguishment of debt		(1,185,871)	(1,204,242)	(251,392)
Stock based compensation expense	114,904
Stock option expense				516,148
Reduction of put premium due to payment of debt				(80,769)
Accretion of put premium	538,974	343,771	706,154	1,784,231
Changes in Assets and Liabilities:
GST receivable	(640)	4,469	489	1,636
Prepaid expenses and other assets	37,145	2,102	(83,296)	(29,842)
Accounts payable	77,057	16,378	(164,926)	732,794
Deferred rent	976
Employee benefit liability	9,453	4,183	188,326	28,052
Accrued expenses	(162,676)	4,179	377,846	(70,537)
Accrued interest	29,180	60,670	184,198	214,694
NET CASH USED IN OPERATING ACTIVITIES	(726,331)	(419,196)	(2,060,037)	(2,177,645)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment			(2,874)
NET CASH USED IN INVESTING ACTIVITIES			(2,874)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan repayments				(2,326)
Proceeds from convertible promissory notes	948,000	533,389	1,369,000	2,890,080
Repayments of convertible promissory notes		(53,000)	(272,000)	(490,181)
Proceeds from the issuance of common stock			1,100,380
Fees associated with offering costs			(15,000)
Debt issuance cost	(83,000)		(63,850)
Proceeds from the exercise of warrants		30	30
NET CASH PROVIDED BY FINANCING ACTIVITIES	865,000	480,419	2,118,560	2,396,488
Effect of exchange rate changes on cash	(44,939)	(42,230)	(73,175)	(267,965)
NET INCREASE DECREASE IN CASH	93,729	18,993	(17,527)	(49,122)
CASH AT BEGINNING	2,394	19,921	19,921	69,043
CASH AT END	96,123	38,914	2,394	19,921
Supplemental Disclosure of Cash Flow Information
Interest	2,665		100,719	16,899
Income Tax
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Reduction of put premium related to conversions of convertible notes	73,235	600,209	1,824,317	948,129
Conversion of convertible notes and accrued interest to common stock	123,713	1,413,318	3,350,783	2,770,187
Deferred financing costs associated with equity purchase agreement			318,059
Discounts related to derivative liability	75,000	50,000	$ 180,000	$ 543,744
Discounts related to warrants issued with convertible note	375,905
Operating lease right-of-use assets and operating lease liabilities recorded upon adoption of ASC 842	$ 46,696